SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 63.8%
	Automobiles & Components — 2.5%
	Automobiles — 2.5%
	Mercedes-Benz Group AG	133,563	$ 9,236,051
	Stellantis NV	278,210	5,522,469
			14,758,520
	Banks — 2.2%
	Banks — 2.2%
	ING Groep NV Series N	187,152	3,199,272
	JPMorgan Chase & Co.	30,100	6,088,026
	Regions Financial Corp.	184,100	3,689,364
			12,976,662
	Consumer Discretionary Distribution & Retail — 1.5%
	Broadline Retail — 1.5%
	Alibaba Group Holding Ltd.	202,000	1,823,653
	JD.com, Inc. Class A	4,361	57,689
[a]	MercadoLibre, Inc.	4,300	7,066,620
			8,947,962
	Consumer Durables & Apparel — 0.8%
	Household Durables — 0.8%
	Sony Group Corp. Sponsored ADR	53,225	4,521,464
			4,521,464
	Consumer Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
[a,b]	Meituan Class B	9,160	130,320
			130,320
	Energy — 6.4%
	Oil, Gas & Consumable Fuels — 6.4%
	Enbridge, Inc.	250,870	8,924,997
	Eni SpA	173,600	2,668,653
	Equinor ASA	200,000	5,693,547
	Petroleo Brasileiro SA Sponsored ADR	302,585	4,384,457
	Shell plc	89,700	3,227,279
	TC Energy Corp.	191,514	7,259,907
	TotalEnergies SE	84,500	5,640,573
			37,799,413
	Financial Services — 1.8%
	Capital Markets — 1.6%
	CME Group, Inc.	49,000	9,633,400
	Financial Services — 0.2%
[a,b]	Adyen NV	1,025	1,221,987
			10,855,387
	Food, Beverage & Tobacco — 2.2%
	Food Products — 0.7%
	Nestle SA	40,393	4,123,597
	Tobacco — 1.5%
	Altria Group, Inc.	187,900	8,558,845
			12,682,442
	Health Care Equipment & Services — 0.7%
	Health Care Equipment & Supplies — 0.7%
	Medtronic plc	55,600	4,376,276
			4,376,276
	Insurance — 3.4%
	Insurance — 3.4%
	Assicurazioni Generali SpA	118,228	2,948,894

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Legal & General Group plc	1,643,600	$ 4,716,320
	NN Group NV	264,961	12,329,377
			19,994,591
	Materials — 6.7%
	Chemicals — 3.4%
	Akzo Nobel NV	64,367	3,914,065
	Fertiglobe plc	2,294,190	1,505,308
	LyondellBasell Industries NV Class A	82,904	7,930,597
	OCI NV	279,469	6,820,989
	Metals & Mining — 2.3%
	BHP Group Ltd.	370,500	10,548,810
	Glencore plc	475,000	2,708,617
[c]	GMK Norilskiy Nickel PAO	3,070,000	181,130
[a,c]	Severstal PAO GDR	236,300	14,178
	Paper & Forest Products — 1.0%
	Mondi plc	290,908	5,584,081
			39,207,775
	Media & Entertainment — 4.7%
	Entertainment — 2.2%
	Nintendo Co. Ltd.	196,000	10,423,121
[a]	Sea Ltd. ADR	36,900	2,635,398
	Interactive Media & Services — 2.1%
	Meta Platforms, Inc. Class A	15,200	7,664,144
	Tencent Holdings Ltd.	91,600	4,368,245
	Media — 0.4%
	Schibsted ASA Class A	78,389	2,314,153
			27,405,061
	Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
	Pharmaceuticals — 6.0%
	AstraZeneca plc	21,700	3,389,369
	Bristol-Myers Squibb Co.	69,190	2,873,461
	Pfizer, Inc.	334,611	9,362,416
	Roche Holding AG	69,531	19,308,792
			34,934,038
	Semiconductors & Semiconductor Equipment — 1.7%
	Semiconductors & Semiconductor Equipment — 1.7%
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	58,182	10,112,613
			10,112,613
	Software & Services — 2.3%
	Information Technology Services — 0.2%
[a]	Shopify, Inc. Class A	17,500	1,155,875
	Software — 2.1%
	Microsoft Corp.	10,700	4,782,365
	Open Text Corp.	128,100	3,846,605
[a]	ServiceNow, Inc.	5,000	3,933,350
			13,718,195
	Technology Hardware & Equipment — 3.4%
	Communications Equipment — 2.0%
	Cisco Systems, Inc.	174,100	8,271,491
	Telefonaktiebolaget LM Ericsson Class B	577,800	3,587,059
	Electronic Equipment, Instruments & Components — 1.4%
	Keyence Corp.	11,000	4,823,482
	Lotes Co. Ltd.	62,189	3,124,642
			19,806,674
	Telecommunication Services — 7.9%
	Diversified Telecommunication Services — 7.4%
	AT&T, Inc.	841,453	16,080,167

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Deutsche Telekom AG	374,086	$ 9,406,735
	Orange SA	1,776,372	17,795,110
	Wireless Telecommunication Services — 0.5%
	Vodafone Group plc	3,450,000	3,042,333
			46,324,345
	Transportation — 1.7%
	Air Freight & Logistics — 1.7%
	Deutsche Post AG	241,827	9,787,033
			9,787,033
	Utilities — 7.9%
	Electric Utilities — 4.5%
	Endesa SA	514,135	9,655,001
	Enel SpA	2,405,127	16,727,063
	Gas Utilities — 1.7%
	Snam SpA	2,221,272	9,827,121
	Independent Power and Renewable Electricity Producers — 0.8%
	Capital Power Corp.	155,920	4,443,785
	Multi-Utilities — 0.9%
	E.ON SE	418,109	5,487,471
			46,140,441
	Total Common Stock (Cost $428,277,543)		374,479,212
	Preferred Stock — 0.7%
	Capital Goods — 0.1%
	Trading Companies & Distributors — 0.1%
[d,e]	WESCO International, Inc. Series A 10.625% (5-Yr. CMT + 10.330%)	21,345	553,476
			553,476
	Financial Services — 0.6%
	Capital Markets — 0.6%
[c,e]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	152	3,572,000
			3,572,000
	Total Preferred Stock (Cost $4,078,737)		4,125,476
	Asset Backed Securities — 3.0%
	Auto Receivables — 1.3%
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$ 1,288,412	1,295,335
	Carvana Auto Receivables Trust,
[b]	Series 2021-P3 Class R, due 9/11/2028	2,500	486,248
[b]	Series 2022-P1 Class R, due 1/10/2029	3,000	699,561
[b]	Series 2022-P1 Class XS, due 1/10/2029	71,287,290	315,240
	JPMorgan Chase Bank NA - CACLN,
[b]	Series 2020-1 Class R, 33.784% due 1/25/2028	438,451	443,548
[b]	Series 2020-2 Class R, 31.355% due 2/25/2028	888,192	933,219
[b,e]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.983% (SOFR30A + 2.65%) due 11/15/2027	1,500,000	1,504,406
[b]	Lendbuzz Securitization Trust, Series 2022-1A Class A, 4.22% due 5/17/2027	830,673	816,881
[b]	Santander Consumer Auto Receivables Trust Series 2020-AA Class R, due 1/16/2029	9,000	873,216
[b]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	6,000	116,201
			7,483,855
	Credit Card — 0.3%
[b]	Mercury Financial Credit Card Master Trust, Series 2023-1A Class A, 8.04% due 9/20/2027	2,000,000	2,013,812
			2,013,812
	Other Asset Backed — 1.4%
[b]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	750,000	700,945
[b]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	2,462,500	2,268,194
[b,c]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	686,649
[b]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	885,489
[b]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	14,510	426,561

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Mosaic Solar Loan Trust Series 2021-3A Class R, due 6/20/2052	$ 8,449,247	$ 331,667
[e]	Prosper Marketplace Issuance Trust Series 2019-4A Class CERT, due 2/17/2026	44,850	215,885
	Upstart Pass-Through Trust,
[b]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	287,276	278,858
[b]	Series 2021-ST7 Class CERT, due 9/20/2029	3,000,000	1,120,218
[b]	Series 2021-ST8 Class CERT, due 10/20/2029	3,000,000	918,075
[b]	Upstart Structured Pass-Through Trust, Series 2022-4A Class A, 7.01% due 11/15/2030	264,288	264,673
			8,097,214
	Total Asset Backed Securities (Cost $21,958,846)		17,594,881
	Corporate Bonds — 16.8%
	Banks — 0.3%
	Banks — 0.3%
[d,e]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	2,000,000	1,849,620
			1,849,620
	Capital Goods — 0.3%
	Construction & Engineering — 0.3%
[b,f]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	2,000,000	1,937,980
			1,937,980
	Commercial & Professional Services — 1.1%
	Commercial Services & Supplies — 1.1%
[b]	ACCO Brands Corp., 4.25% due 3/15/2029	500,000	447,230
[f]	Cimpress plc, 7.00% due 6/15/2026	2,000,000	1,996,580
	CoreCivic, Inc., 8.25% due 4/15/2029	1,867,000	1,929,638
[b]	GEO Group, Inc., 8.625% due 4/15/2029	2,000,000	2,049,480
			6,422,928
	Consumer Durables & Apparel — 0.5%
	Household Durables — 0.5%
[b]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	3,000,000	2,982,000
			2,982,000
	Consumer Services — 0.5%
	Hotels, Restaurants & Leisure — 0.5%
[b]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	1,125,000	1,124,516
[b]	TKC Holdings, Inc., 6.875% due 5/15/2028	2,000,000	1,941,240
			3,065,756
	Consumer Staples Distribution & Retail — 0.6%
	Consumer Staples Distribution & Retail — 0.6%
[b]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	1,500,000	1,482,105
[b]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	2,000,000	2,050,160
			3,532,265
	Energy — 1.5%
	Oil, Gas & Consumable Fuels — 1.5%
[b]	Chesapeake Energy Corp., 5.50% due 2/1/2026	2,000,000	1,980,900
[b]	CITGO Petroleum Corp., 7.00% due 6/15/2025	3,000,000	3,000,090
[f]	Petroleos Mexicanos, 6.75% due 9/21/2047	3,000,000	1,970,850
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	2,000,000	1,991,440
			8,943,280
	Equity Real Estate Investment Trusts (REITs) — 0.5%
	Diversified REITs — 0.5%
[b]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	3,000,000	2,742,150
			2,742,150
	Financial Services — 1.9%
	Capital Markets — 0.7%
[b,f]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	1,750,000	1,529,762
[b]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	3,000,000	2,797,320

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Consumer Finance — 0.7%
[b]	FirstCash, Inc., 6.875% due 3/1/2032	$ 3,750,000	$ 3,749,325
	Financial Services — 0.5%
[b]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	3,000,000	2,982,150
			11,058,557
	Food, Beverage & Tobacco — 2.2%
	Beverages — 1.1%
[b,f]	Bacardi Ltd., 5.15% due 5/15/2038	3,000,000	2,771,220
[b,f]	Becle SAB de CV, 2.50% due 10/14/2031	2,500,000	1,975,375
[b,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	2,000,000	1,857,140
	Food Products — 0.5%
[b]	Post Holdings, Inc., 5.50% due 12/15/2029	3,000,000	2,892,120
	Tobacco — 0.6%
[b]	Vector Group Ltd., 10.50% due 11/1/2026	3,492,000	3,528,352
			13,024,207
	Health Care Equipment & Services — 0.5%
	Health Care Providers & Services — 0.5%
	Tenet Healthcare Corp., 6.75% due 5/15/2031	3,000,000	3,046,320
			3,046,320
	Household & Personal Products — 0.5%
	Household Products — 0.5%
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	1,500,000	1,291,635
	4.50% due 10/15/2029	1,500,000	1,370,370
			2,662,005
	Insurance — 0.6%
	Insurance — 0.6%
[e]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.470%) due 9/1/2040	2,500,000	2,460,025
[f]	Enstar Group Ltd., 3.10% due 9/1/2031	1,000,000	826,040
			3,286,065
	Materials — 1.6%
	Containers & Packaging — 0.6%
[b]	Matthews International Corp., Class C, 5.25% due 12/1/2025	3,414,000	3,338,380
	Metals & Mining — 1.0%
[f]	AngloGold Ashanti Holdings plc, 6.50% due 4/15/2040	2,000,000	2,006,940
	Cleveland-Cliffs, Inc., 7.00% due 3/15/2027	3,000,000	2,979,660
[b]	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,219,455
			9,544,435
	Media & Entertainment — 1.4%
	Media — 1.4%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[b]	4.25% due 1/15/2034	2,000,000	1,517,100
	4.50% due 5/1/2032	2,000,000	1,612,920
[b]	Sirius XM Radio, Inc., 5.50% due 7/1/2029	2,500,000	2,348,825
[b,f]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	3,000,000	2,844,780
			8,323,625
	Real Estate Management & Development — 0.4%
	Real Estate Management & Development — 0.4%
[b]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	2,000,000	1,984,880
			1,984,880
	Semiconductors & Semiconductor Equipment — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[b]	Qorvo, Inc., 3.375% due 4/1/2031	2,000,000	1,713,460
			1,713,460
	Software & Services — 0.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Information Technology Services — 0.5%
[b]	Science Applications International Corp., 4.875% due 4/1/2028	$ 3,000,000	$ 2,862,570
	Internet Software & Services — 0.3%
[b,f]	Prosus NV, 4.027% due 8/3/2050	3,000,000	2,026,800
			4,889,370
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
[b,f]	Vmed O2 U.K. Financing I plc, 4.25% due 1/31/2031	2,000,000	1,663,060
			1,663,060
	Utilities — 1.0%
	Electric Utilities — 1.0%
[b,f]	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,901,440
[f]	Comision Federal de Electricidad, 5.00% due 9/29/2036	3,530,000	3,098,952
[b]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	1,029,236	1,014,436
			6,014,828
	Total Corporate Bonds (Cost $100,815,973)		98,686,791
	Other Government — 1.3%
[b,g]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	170,000,000	2,911,718
	Egypt Treasury Bills (EGP), Series 364D, due 3/11/2025	126,975,000	2,238,096
[b,f]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	3,500,000	2,262,435
	Total Other Government (Cost $7,328,428)		7,412,249
	U.S. Treasury Securities — 2.8%
	U.S. Treasury Inflation-Indexed Bonds,
	0.125%, 2/15/2051	8,128,148	4,698,768
	0.25%, 2/15/2050	3,658,260	2,232,396
	0.75%, 2/15/2042	4,162,320	3,249,861
	1.50%, 2/15/2053	4,218,720	3,545,537
	2.125%, 2/15/2054	2,553,800	2,483,870
	Total U.S. Treasury Securities (Cost $16,804,930)		16,210,432
	U.S. Government Agencies — 0.2%
[b,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	1,000,000	985,660
	Total U.S. Government Agencies (Cost $1,026,845)		985,660
	Mortgage Backed — 8.6%
[b,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	1,637,746	1,533,542
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	2,530,888	2,435,129
[b,e]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	1,954,837	1,870,998
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-J3 Class B4, 2.859% due 9/25/2051	350,000	190,741
[b,e]	Series 2021-J3 Class B6, 2.859% due 9/25/2051	194,916	60,672
[b]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	1,600,000	1,628,866
	CSMC Trust, CMBS,
[b,e]	Series 2020-522F Class A, 9.182% (TSFR1M + 3.85%) due 9/16/2025	2,000,000	1,171,777
[b,e]	Series 2021-BPNY Class A, 9.158% (TSFR1M + 3.83%) due 8/15/2026	2,000,000	1,773,166
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NQM8 Class M1, 3.256% due 10/25/2066	3,000,000	1,984,483
[b,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	1,415,168	1,366,071
	Federal Home Loan Mtg Corp.,
[e]	Pool 760027, 4.38% (5-Yr. CMT + 1.380%) due 11/1/2047	305,278	297,166
[e]	Pool 841463, 2.156% (2.18% - SOFR30A) due 7/1/2052	3,314,980	2,855,353
	Federal Home Loan Mtg Corp., UMBS Collateral, Pool SD8373, 6.00% due 11/1/2053	3,771,952	3,780,961
	Federal National Mtg Assoc.,
[e]	Pool BJ2784, 4.975% (5-Yr. CMT + 1.600%) due 12/1/2047	144,554	142,555
[e]	Pool BJ4423, 4.985% (5-Yr. CMT + 1.360%) due 1/1/2048	235,750	231,832
[e]	Pool BK4138, 5.475% (5-Yr. CMT + 1.600%) due 4/1/2048	380,695	379,909
[e]	Pool BN7152, 7.035% (H15T1Y + 2.16%) due 11/1/2047	363,863	367,529

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Pool BN7153, 5.331% (H15T1Y + 2.16%) due 4/1/2048	$ 640,116	$ 665,081
[e]	Pool BP0632, 4.445% (H15T1Y + 2.07%) due 7/1/2049	110,053	111,452
[e]	Pool CB2214, 1.525% (2.20% - SOFR30A) due 11/1/2051	2,683,118	2,393,219
	Federal National Mtg Assoc., UMBS Collateral, Pool MA5166, 6.00% due 10/1/2053	1,299,656	1,302,760
[b,e]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	802,683	728,918
[b,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.516% due 5/25/2065	3,000,000	2,802,878
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	1,296,003	1,277,597
[b]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	2,455,000	2,454,245
[b]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	2,000,000	1,948,465
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-11 Class B5, 3.022% due 1/25/2052	703,946	478,054
[b,e]	Series 2021-11 Class B6, 2.763% due 1/25/2052	838,666	360,409
[b,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	1,677,743	1,650,681
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[b,e,h]	Series 2021-INV2 Class AX1, 0.122% due 8/25/2051	99,071,360	491,275
[b,e,h]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,742,163	267,652
[b,e]	Series 2021-INV2 Class B5, 3.322% due 8/25/2051	309,814	219,120
[b,e]	Series 2021-INV2 Class B6, 3.205% due 8/25/2051	1,500,868	721,265
[b,e,h]	Series 2021-INV3 Class AX1, 0.162% due 10/25/2051	25,529,930	183,504
[b,e,h]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	2,072,235	55,976
[b,e]	Series 2021-INV3 Class B5, 3.212% due 10/25/2051	94,051	66,587
[b,e]	Series 2021-INV3 Class B6, 3.144% due 10/25/2051	410,576	202,192
[b,e]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.25% due 4/25/2066	750,000	635,619
[b]	Morgan Stanley Capital I, Inc., CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	1,998,856	2,037,465
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e,h]	Series 2021-INV1 Class AX1, 0.75% due 6/25/2051	31,411,804	1,153,231
[b,e]	Series 2021-INV1 Class B5, 3.25% due 6/25/2051	359,035	265,194
[b,e]	Series 2021-INV1 Class B6, 1.995% due 6/25/2051	643,392	324,653
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	2,221,466	1,790,115
[b,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	1,343,987	1,333,925
[b,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-6 Class M1, 3.386% due 11/25/2066	1,500,000	926,406
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,e,h]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	26,941,426	749,966
[b,e]	Series 2021-INV1 Class B4, 3.312% due 8/25/2051	496,572	374,414
[b,e]	Series 2021-INV1 Class B5, 3.312% due 8/25/2051	392,529	271,157
[b,e]	Series 2021-INV1 Class B6, 3.312% due 8/25/2051	302,412	125,945
	Total Mortgage Backed (Cost $51,955,760)		50,440,170
	Short-Term Investments — 2.0%
[i]	Thornburg Capital Management Fund	1,194,645	11,946,452
	Total Short-Term Investments (Cost $11,946,452)		11,946,452
	Total Investments — 99.2% (Cost $644,193,514)		$581,881,323
	Other Assets Less Liabilities — 0.8%		4,498,785
	Net Assets — 100.0%		$586,380,108

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT JUNE 30, 2024
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
WRITTEN CALL OPTIONS – (0.1)%
INSURANCE – (0.0)%
NN Group NV	UAG	76,061	EUR	45.00	9/20/2024	EUR	3,304,851	$ 77,017	$ (39,979)
MATERIALS – (0.0)%
Glencore plc	GST	475,000	GBP	5.00	7/19/2024	GBP	2,142,725	66,883	(2,429)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2024 (Unaudited)

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT JUNE 30, 2024
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.1)%
Astrazeneca plc	UAG	21,700	GBP	127.50	8/16/2024	GBP	2,681,252	$ 68,013	$ (68,029)
Roche Holding AG	UAG	10,500	CHF	255.00	8/16/2024	CHF	2,619,750	48,011	(48,033)

								116,024	(116,062)
TELECOMMUNICATION SERVICES – (0.0)%
Deutsche Telekom AG	GST	123,579	EUR	23.00	7/19/2024	EUR	2,901,635	37,716	(84,850)
TRANSPORTATION – (0.0)%
DHL Group	GST	105,118	EUR	40.00	7/19/2024	EUR	3,972,409	66,455	(15,801)

TOTAL WRITTEN CALL OPTIONS								$364,095	$(259,121)
WRITTEN PUT OPTIONS – (0.0)%
BANKS – (0.0)%
ING Groep NV	JPM	177,500	EUR	15.50	8/2/2024	EUR	2,833,255	$ 71,096	$ (55,040)
ENERGY – (0.0)%
Shell plc	JPM	85,100	EUR	32.00	7/19/2024	EUR	2,858,934	41,104	(5,909)
FINANCIAL SERVICES – (0.0)%
CME Group, Inc.	JPM	10,800	USD	190.00	8/16/2024	USD	2,123,280	27,000	(27,676)
TELECOMMUNICATION SERVICES – (0.0)%
Singapore Telecommunications Ltd.	JPM	1,612,000	SGD	2.40	8/1/2024	SGD	4,433,000	41,904	(1,845)
UTILITIES – (0.0)%
Enel SpA	JPM	258,000	EUR	6.40	7/19/2024	EUR	1,675,452	25,628	(30,985)

TOTAL WRITTEN PUT OPTIONS								$206,732	$(121,455)

TOTAL								$570,827	$(380,576)

*	Counterparties include JPMorgan Chase Bank, N.A. (“JPM”), UBS AG ("UAG") and Goldman Sachs International ("GST").

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Trust’s portfolio was $133,059,270, representing 22.69% of the Trust’s net assets.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	When-issued security.
h	Interest only.
i	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
GDR	Global Depositary Receipt
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage Backed Securities
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
SGD	Singapore Dollar
USD	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
NOTE 2 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed by the Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Trust’s “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Trust’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Trust investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Trust’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Trust’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will beconsidered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. closed-end funds are valued at the exchange-traded price if they are listed.
Over-the-counter options are valued by a third-party pricing service provider.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2024 (Unaudited)

Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust’s investments may be significantly affected on days when shareholders cannot purchase or sell Trust’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Trust under the 1940 Act, including companies for which the Trust’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/24	Dividend Income
Thornburg Capital Mgmt. Fund	$32,557,057	$205,992,175	$(226,602,780)	$-	$-	$11,946,452	$1,574,307